Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000130396 | Microsoft8907699
Holdings [Line Items]
Percent of Total Investments	8.70%
C000130396 | NVIDIA8907711
Holdings [Line Items]
Percent of Total Investments	8.30%
C000130396 | Amazon.com8907805
Holdings [Line Items]
Percent of Total Investments	6.40%
C000130396 | Apple8907814
Holdings [Line Items]
Percent of Total Investments	5.70%
C000130396 | Alphabet8907799
Holdings [Line Items]
Percent of Total Investments	4.20%
C000130396 | Visa8907767
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130396 | Alphabet8907802
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130396 | Meta Platforms8907696
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130396 | Broadcom8907633
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130396 | JPMorgan Chase8907684
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130396 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000130396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000130396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000130893 | Howmet Aerospace8895576
Holdings [Line Items]
Percent of Total Investments	4.60%
C000130893 | Alnylam Pharmaceuticals8895498
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130893 | Datadog8895549
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130893 | Cencora8895522
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130893 | Ameriprise Financial8895501
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130893 | Cloudflare8895532
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130893 | Amphenol8895505
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130893 | Veeva Systems8895676
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130893 | Royal Caribbean Cruises8895650
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Ross Stores8895648
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130893 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130893 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130893 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000130893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000130893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000130895 | Microsoft8895807
Holdings [Line Items]
Percent of Total Investments	5.50%
C000130895 | Apple8895731
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130895 | Broadcom8895745
Holdings [Line Items]
Percent of Total Investments	3.80%
C000130895 | U.S. Treasury Bonds8896011
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130895 | U.S. Treasury Bonds8896006
Holdings [Line Items]
Percent of Total Investments	2.60%
C000130895 | U.S. Treasury Notes8896003
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130895 | U.S. Treasury Bonds8896014
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130895 | JPMorgan Chase8895787
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130895 | Visa8895854
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130895 | Invesco Senior Loan ETF8895860
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130895 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130895 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000130895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000130895 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000130895 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130895 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130895 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000195841 | Howmet Aerospace8895789
Holdings [Line Items]
Percent of Total Investments	6.00%
C000195841 | Amazon.com8895746
Holdings [Line Items]
Percent of Total Investments	5.80%
C000195841 | Amphenol8895749
Holdings [Line Items]
Percent of Total Investments	5.70%
C000195841 | Meta Platforms8895803
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195841 | General Electric8895778
Holdings [Line Items]
Percent of Total Investments	5.10%
C000195841 | Broadcom8895761
Holdings [Line Items]
Percent of Total Investments	4.70%
C000195841 | Microsoft8895806
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195841 | Quanta Services8895817
Holdings [Line Items]
Percent of Total Investments	4.20%
C000195841 | Netflix8895808
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195841 | Intuitive Surgical8895791
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195841 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000195841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000195841 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000195841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000195839 | Microsoft8895931
Holdings [Line Items]
Percent of Total Investments	6.20%
C000195839 | Enterprise Products Partners8895906
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195839 | L3Harris Technologies8895924
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195839 | Eli Lilly8895903
Holdings [Line Items]
Percent of Total Investments	4.20%
C000195839 | Abbott Laboratories8895846
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195839 | JPMorgan Chase8895921
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195839 | Apple8895855
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195839 | Parker-Hannifin8895940
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195839 | Blue Owl Capital8895869
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195839 | CME Group8895894
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195839 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195839 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000195839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000195839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000195839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000212351 | Taiwan Semiconductor Manufacturing8896102
Holdings [Line Items]
Percent of Total Investments	3.90%
C000212351 | Banco Santander8896024
Holdings [Line Items]
Percent of Total Investments	3.80%
C000212351 | Tencent Holdings8896061
Holdings [Line Items]
Percent of Total Investments	3.40%
C000212351 | Kawasaki Heavy Industries8896072
Holdings [Line Items]
Percent of Total Investments	3.10%
C000212351 | DBS Group Holdings8896093
Holdings [Line Items]
Percent of Total Investments	3.10%
C000212351 | ASML Holding8896083
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212351 | HDFC Bank8896099
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212351 | Lloyds Banking Group PLC8896046
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212351 | Siemens8896013
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212351 | Shell PLC8896053
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212351 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212351 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212351 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212351 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212351 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212351 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212351 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212351 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212351 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212351 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212351 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212351 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000212351 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.40%